SCHEDULE OF COMPUTER AND EQUIPMENT (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Computer and equipment		$ 1,974
Accumulated depreciation		(6)
Computer and equipment net	$ 14,830	$ 1,968